NATURE OF OPERATIONS AND CORPORATE ORGANIZATION (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014 Segment Director	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 VotingRight	Sep. 03, 2014	Jul. 13, 2014	Feb. 18, 2014
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION [Abstract]
Number of segments of marine transportation	3
Subsidiary or Equity Method Investee [Line Items]
Purchase price (in dollars per share)					$ 4.00
Net proceeds from issuance of stock	$ 0	$ 0	$ 219,122,000
Common stock, shares outstanding (in shares)	140,729,487	140,419,487
Ownership percentage of investments not estimated at fair value (in hundredths)	50.00%
Number of directors required to approve certain actions of the entity	6
Chief Executive Officer [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)						701,368
Executive Vice President [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)						701,368
Southern Cross Latin America Private Equity Funds III and IV [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock issued (in shares)			110,000,000
Sparrow [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)				93,940,000		7,864,085
Ownership percentage of investments not estimated at fair value (in hundredths)				66.90%
Los Avellanos Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)				4,735,517
Ownership percentage of investments not estimated at fair value (in hundredths)				3.40%
Hazels [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)				3,128,568
Ownership percentage of investments not estimated at fair value (in hundredths)				2.20%
Sparrow Capital Investments, Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock issued (in shares)			16,060,000
Purchase price (in dollars per share)			$ 2.00
Net proceeds from issuance of stock			$ 219,122
Number of directors appointed for initial period of six months after December 12, 2012			2
Common stock, shares outstanding (in shares)				16,060,000
Ownership percentage of investments not estimated at fair value (in hundredths)				11.40%
Sparrow Capital Investments, Ltd [Member] | Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares outstanding (in shares)							100
Los Avellanos and Hazels [Member]
Subsidiary or Equity Method Investee [Line Items]
Total number of shares issued (in shares)				7,713,366
Number of voting rights per share				7